Related Party Transactions (Details Textual) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Aug. 07, 2014	May 28, 2014	Sep. 30, 2012	Apr. 16, 2012	Oct. 01, 2011	Apr. 30, 2012	Jun. 15, 2011
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 46,371,713			$ 46,371,713		$ 7,616,248	$ 20,395,323
Repayments of Related Party Debt				54,507	203,582	5,274,075	10,557,500
Proceeds from Related Party Debt				4,750,000	21,559,972	29,554,972	26,502,823
Debt Instrument, Unamortized Discount	16,433,109			16,433,109
Debt Instrument, Interest Rate, Stated Percentage						7.50%
Technical management fees	620,000		430,000	1,759,000	1,312,000	1,864,000	1,201,000
Debt Instrument imputed interest		322,946
Amortization Of Discount And Imputed Interest On Related Party Long Term Debt				322,947	793,222	17,873,285	0
Amortization Of Discount On Related Party Long-Term Debt				322,947	0	1,117,231	0
ST Shipping Bridge Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount							32,000,000
Debt Instrument, Description of Variable Rate Basis							three month bridge loan bore interest at a floating rate of LIBOR plus 7%
2012 Founders Note [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt							8,057,500
Debt Instrument, Face Amount													11,057,500
Founder [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt								10,000,000
Debt Instrument, Interest Rate, Stated Percentage														5.00%
Notes Payable, Related Parties, Current						4,325,000
Redeemable Convertible Preferred Stock [Member] | Founder [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues									5,675
STST [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						17,030,000
Payments for Deposits						26,100,000
Proceeds from Related Party Debt						4,530,000
Proceeds from Issuance of Preferred Stock and Preference Stock						5,000
STST [Member] | Two Subordinated Notes [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt							3,600,000
STST [Member] | Construction Of Two New ultramax newbuildings [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						2,995,000	8,050,000
NBHC Shareholder [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt										1,187,500	1,187,500
Acquired One Third Of Common Stock						16,433,108
Affiliate One [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt												58,562
Debt Instrument, Face Amount															2,500,000
Affiliate Two [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																8.00%
Debt Instrument, Face Amount																$ 5,000,000